Securities Sold Under Repurchase Agreements and Interbank and Institutional Market Funds - Summary of Breakdown of Funds Obtained in Institutional Markets (Detail) - BRL (R$) R$ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Repurchase Agreements [Line Items]
Institutional market funds	R$ 138,636	R$ 138,308
Subordinated debt [Member]
Disclosure Of Repurchase Agreements [Line Items]
Institutional market funds	R$ 75,036	74,916
Subordinated debt [Member] | Bottom of range [member]
Disclosure Of Repurchase Agreements [Line Items]
Interest rate for each operations	4.63%
Subordinated debt [Member] | Top of range [member]
Disclosure Of Repurchase Agreements [Line Items]
Interest rate for each operations	100.00%
Foreign loans through securities
Disclosure Of Repurchase Agreements [Line Items]
Institutional market funds	R$ 62,843	62,433
Foreign loans through securities | Bottom of range [member]
Disclosure Of Repurchase Agreements [Line Items]
Interest rate for each operations	3.17%
Foreign loans through securities | Top of range [member]
Disclosure Of Repurchase Agreements [Line Items]
Interest rate for each operations	34.16%
Funding from structured operations certificates (1)
Disclosure Of Repurchase Agreements [Line Items]
Institutional market funds	R$ 757	959
Funding from structured operations certificates (1) | Bottom of range [member]
Disclosure Of Repurchase Agreements [Line Items]
Interest rate for each operations	0.30%
Funding from structured operations certificates (1) | Top of range [member]
Disclosure Of Repurchase Agreements [Line Items]
Interest rate for each operations	4.80%
Current [member]
Disclosure Of Repurchase Agreements [Line Items]
Institutional market funds	R$ 27,906	19,339
Current [member] | Subordinated debt [Member]
Disclosure Of Repurchase Agreements [Line Items]
Institutional market funds	21,203	12,125
Current [member] | Foreign loans through securities
Disclosure Of Repurchase Agreements [Line Items]
Institutional market funds	6,560	6,636
Current [member] | Funding from structured operations certificates (1)
Disclosure Of Repurchase Agreements [Line Items]
Institutional market funds	143	578
Non-current [member]
Disclosure Of Repurchase Agreements [Line Items]
Institutional market funds	110,730	118,969
Non-current [member] | Subordinated debt [Member]
Disclosure Of Repurchase Agreements [Line Items]
Institutional market funds	53,833	62,791
Non-current [member] | Foreign loans through securities
Disclosure Of Repurchase Agreements [Line Items]
Institutional market funds	56,283	55,797
Non-current [member] | Funding from structured operations certificates (1)
Disclosure Of Repurchase Agreements [Line Items]
Institutional market funds	R$ 614	R$ 381